ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Refund liability	¥ 24,895,971		¥ 23,923,454
Accrued payroll and welfare	13,030,823		19,185,023
Accrued professional services expenses	977,664		3,237,079
Other current liabilities	6,512,186		10,027,404
Total accrued expenses and other payables	¥ 45,416,644	$ 6,379,639	¥ 56,372,960